Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Statement of Operations:
Total operating revenues	$ 336,717	$ 319,953
Vessel operating expenses	(94,065)	(82,709)
Voyage, charterhire and commission expenses	(11,116)	(6,842)
Administrative expenses	(27,071)	(26,724)
Project development expenses	(2,195)	(6,104)
Realized gains on oil derivative instrument (note 2)	11,837	2,539
Other operating income	5,020	532
Adjusted EBITDA	219,127	200,645
Balance Sheet:
Total assets	4,804,153		$ 4,314,229	[1]
Assets held for sale	0		267,766	[1]
Investments in affiliates	50,573		44,385	[1]
Total results from continuing operations
Statement of Operations:
Total operating revenues	336,717	319,953
Vessel operating expenses	(94,065)	(82,709)
Voyage, charterhire and commission expenses	(11,116)	(6,842)
Administrative expenses	(27,071)	(26,724)
Project development expenses	(2,195)	(6,104)
Realized gains on oil derivative instrument (note 2)	11,837	2,539
Other operating income	5,020	532
Adjusted EBITDA	219,127	200,645
Balance Sheet:
Total assets	4,804,153		4,046,463
Investments in affiliates	50,573		44,385
Results from discontinued operations
Statement of Operations:
Total operating revenues	0	0
Vessel operating expenses	0	0
Voyage, charterhire and commission expenses	0	0
Administrative expenses	0	0
Project development expenses	0	0
Realized gains on oil derivative instrument (note 2)	0	0
Other operating income	0	0
Adjusted EBITDA	0	0
Operating Segments | Shipping | Total results from continuing operations
Statement of Operations:
Total operating revenues	150,528	141,154
Vessel operating expenses	(47,118)	(42,695)
Voyage, charterhire and commission expenses	(10,600)	(6,842)
Administrative expenses	(457)	(1,416)
Project development expenses	0	(105)
Realized gains on oil derivative instrument (note 2)	0	0
Other operating income	5,020	532
Adjusted EBITDA	97,373	90,628
Balance Sheet:
Total assets	1,830,057		1,870,819
Investments in affiliates	0		0
Operating Segments | FLNG | Total results from continuing operations
Statement of Operations:
Total operating revenues	164,614	163,572
Vessel operating expenses	(39,289)	(40,430)
Voyage, charterhire and commission expenses	(450)	0
Administrative expenses	(185)	(803)
Project development expenses	(2,116)	(1,430)
Realized gains on oil derivative instrument (note 2)	11,837	2,539
Other operating income	0	0
Adjusted EBITDA	134,411	123,448
Balance Sheet:
Total assets	2,267,252		1,933,677
Investments in affiliates	0		0
Operating Segments | Corporate and other | Total results from continuing operations
Statement of Operations:
Total operating revenues	21,575	15,227
Vessel operating expenses	(7,658)	416
Voyage, charterhire and commission expenses	(66)	0
Administrative expenses	(26,429)	(24,505)
Project development expenses	(79)	(4,569)
Realized gains on oil derivative instrument (note 2)	0	0
Other operating income	0	0
Adjusted EBITDA	(12,657)	$ (13,431)
Balance Sheet:
Total assets	706,844		241,967
Investments in affiliates	$ 50,573		$ 44,385

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).